Stockholders' Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Number of shares
Number of shares outstanding, beginning balance		107,409		64,887
Issued	53,273	74,390	30,526
(Exercised)		(6,688)	(938)
Cancelled	(29,124)
(Expired)		(54,761)
Number of shares outstanding, ending balance	131,558	107,416	94,475
Weighted remaining life (years)
Weighted remaining life (years), beginning		4 years 3 months 18 days		1 year 6 months
Weighted remaining life (years), issued	4 years	5 years	5 years 3 months 18 days
Weighted remaining life (years), exercised		5 months 12 days	1 year 2 months 12 days
Weighted remaining life (years), cancelled	3 years 9 months 18 days
Weighted remaining life (years), ending	3 years 9 months 18 days	4 years 5 months 1 day	2 years 1 month 17 days
Weighted average exercise prices
Weighted average exercise prices, beginning		$ 83.21		$ 119.60
Weighted average exercise prices, issued	$ 40.00	70.00	$ 99.60
Weighted average exercise prices, exercised		98.80	80.00
Weighted average exercise prices, cancelled	40.00
Weighted average exercise prices, expired		114.80
Weighted average exercise prices, ending	$ 47.71	$ 74.80	$ 113.60